Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000024569 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024569 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024569 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000024570 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024570 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024570 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	98.70%